Long-Term Debt - Summary of borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Notes	$ 826,625	$ 846,500
Long-term debt gross	1,313,268	1,508,862
Deferred transaction costs and Notes discount	(98,350)	(118,537)
Current portion of long-term debt	52,904	27,088	[1]
Non-current portion of long-term debt	1,162,014	1,363,237	[1]
Long-term debt	$ 1,214,918	1,390,325
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	October 13, 2025
Drawings on the Revolving Credit Facility	$ 314,705	459,202
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	October 13, 2025
Drawings on the Term Loan	$ 171,938	203,160
Senior Secured Notes Maturing on October 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	October 15, 2027
Notes	$ 826,625	$ 846,500

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.